Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
Plan 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions

4	Related Party and Party-in-Interest Transactions
Parties-in-interest are defined under U.S. Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the Employer, and certain others.

Shares of UGI Common Stock are offered as an investment option to Plan participants, and are considered related party transactions. Additionally, the Plan issues notes to participants, which are secured by the participant’s account balances. These transactions qualify as party-in-interest transactions, but are exempt from the prohibited transaction rules of ERISA and the IRC under statutory or governmental agency exemptions.

	Plan Year
	2025	2024
Fair value of UGI Common Stock held by the Plan	$12,396,327	$9,911,383
Original cost of UGI Common Stock held by the Plan	$9,548,689	$9,995,222
Shares held of UGI Common Stock	325,291	342,296
Total sales at market value related to UGI Common Stock	$1,275,467	$1,599,155
Total contributions into UGI Common Stock	$348,730	$366,178

During the years ended December 31, 2025 and 2024, the Plan had dividend income on shares of UGI Common Stock of $511,604 and $563,520, respectively. The Plan holds investments in Vanguard Target Retirement Trusts and mutual funds sponsored and maintained by Vanguard Fiduciary Trust Company. The Vanguard Group Inc. is an owner of UGI Common Stock and the parent company of Vanguard Fiduciary Trust Company.

The Plan allows participants to invest their account balances in shares of certain mutual funds or other investments managed by the Trustee or Fidelity Investments. Fidelity Investments is an affiliate of the Trustee; therefore, these transactions qualify as party-in-interest transactions.

Fees incurred by the Plan for investment manager services are included in net appreciation in the fair value of the investments. Fees paid by the Plan for investment management, recordkeeping, and consulting services also are intended to qualify as exempt parties-in-interest transactions and are included in administrative fees in the Statement of Changes in Net Assets Available for Benefits.
Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan.